Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Nature of Business

Nature of Business

Fresh Vine Wine, Inc. (“the Company”, “our”, “we”), a Nevada corporation, is a premium wine brand built to complement consumers’ healthy and active lifestyles. The Company provides a competitively priced premium product that is blended to deliver several important benefits, such as low-cal, low-sugar, low-carb. The Company’s wines are also gluten-free and keto and vegan friendly.

The Company’s revenue is comprised primarily of wholesale and direct to consumer (DTC) sales, and representation and distribution services. Wholesale revenue is generated through sales to distributors located in states throughout the United States of America. DTC revenue is generated from individuals purchasing wine directly from the Company through club membership and the Company’s website.

Nature of Business

Fresh Vine Wine, Inc. (“the Company”, “our”, “we”), a Nevada corporation, is a premium wine brand built to complement consumers’ healthy and active lifestyles. The Company provides a competitively priced premium product that is blended to deliver several important benefits, such as low-cal, low-sugar, low-carb. The Company’s wines are also gluten-free and keto and vegan friendly.

The Company’s revenue is comprised primarily of wholesale and direct to consumer (DTC) sales, and representation and distribution services. Wholesale revenue is generated through sales to distributors located in states throughout the United States of America. DTC revenue is generated from individuals purchasing wine directly from the Company through club membership and the Company’s website. Representation and distribution service revenue is generated by providing access to new markets and distribution channels.

Basis of Presentation

Basis of Presentation

The Company’s financial statements have been prepared and are presented in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The financial statements include, in the opinion of management, all adjustments, consisting of normal and recurring items, necessary for the fair presentation of the financial statements. In certain instances, amounts reported in prior period financial statements have been reclassified to conform to the current financial statement presentation.

Basis of Presentation

The Company’s financial statements have been prepared and are presented in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The financial statements include, in the opinion of management, all adjustments, consisting of normal and recurring items, necessary for the fair presentation of the financial statements. In certain instances, amounts reported in prior period financial statements have been reclassified to conform to the current financial statement presentation.

Agreement and Plan of Merger

Agreement and Plan of Merger

On January 25, 2024, the Company, FVW Merger Sub, Inc., a Colorado corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and Notes, Live, Inc., a Colorado corporation (“Notes Live”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, among other things, and subject to the satisfaction or waiver of certain conditions set forth in the Merger Agreement, Merger Sub will merge with and into Notes Live, with Notes Live continuing as a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”).

Subject to the terms and conditions of the Merger Agreement, at the closing of the Merger, (i) each then outstanding share of Notes Live common stock (collectively, “Notes Live common stock”) (which comprises all of Notes Live’s outstanding capital stock) will be converted into the right to receive a number of shares of Fresh Vine common stock calculated in accordance with the Merger Agreement (the “Exchange Ratio”), (ii) each then outstanding warrant to purchase Notes Live common stock will be exchanged (or otherwise amended) for a warrant exercisable (at an exercise price adjusted to reflect to the Exchange Ratio) to acquire that number of shares of Fresh Vine common stock equal to the number of warrant shares multiplied by the Exchange Ratio, and (iii) any then outstanding Notes Live promissory note that is convertible into Notes Live common stock will be exchanged, or otherwise amended, such that it will be convertible from and after the Merger into shares of Fresh Vine common stock at a per share conversion price adjusted to reflect the Exchange Ratio. Each share of Fresh Vine common stock and each option and warrant to purchase Fresh Vine common stock that is outstanding at the effective time of the Merger will remain outstanding in accordance with its terms and such shares of Fresh Vine common stock, options and warrants will be unaffected by the merger (subject adjustment based on the proposed Reverse Split described below).

As contemplated by the Merger Agreement, Fresh Vine intends to effect a reverse stock split at or around the effective date of the merger at a ratio that results in the Fresh Vine common stock satisfying the initial listing standards of the NYSE American stock exchange and the exchange ratio in the Merger being as near to one as reasonably practicable (i.e., so that each share of Notes Live capital stock will be exchanged in the Merger for approximately one share of Fresh Vine common stock) (the “Reverse Split”).

At the effective time of the Merger, the board of directors of Fresh Vine is expected to consist of seven members, all of whom will be designated by Notes Live.

The Merger Agreement contains certain termination rights of each of Fresh Vine and Notes Live. Upon termination of the Merger Agreement under specified circumstances, Fresh Vine may be required to pay Notes Live a termination fee of $1.0 million and/or reimburse Notes Live’s expenses up to a maximum of $500,000, and Notes Live may be required to pay Fresh Vine a termination fee of $1.0 million, reimburse Fresh Vine’s expenses up to a maximum of $500,000, and/or, at the election of Fresh Vine, redeem the Fresh Vine Equity Investment at the same price per share as the purchase price paid by Fresh Vine therefor.

Liquidity, Going Concern, and Management Plan

Liquidity, Going Concern, and Management Plan

Historically, the Company has incurred losses, which has resulted in an accumulated deficit of approximately $27.7 million as of March 31, 2024. Cash flows used in operating activities were approximately $333,000 and $2.1 million for the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024, the Company had an approximately $2.5 million working capital deficit, inclusive of approximately $59,000 in cash and cash equivalents and $50,000 in restricted cash. The Company has increased its liquidity by selling inventory at prices below cost, by significantly reducing staffing levels and by the termination of celebrity endorsement contracts.

The Company’s ability to continue as a going concern is dependent on its ability to meet its liquidity needs through a combination of factors including but not limited to, cash and cash equivalents, working capital and strategic capital raises. The ultimate success of these plans is not guaranteed.

In considering our forecast for the next twelve months and the current cash and working capital as of the filing of this Form 10-Q, such matters create a substantial doubt regarding the Company’s ability to meet their financial needs and continue as a going concern.

The Company received gross proceeds of $94,000 and $1 million from preferred stock offerings during the periods ended March 31, 2024 and December 31, 2023, respectively. During the quarter ended March 31, 2024, the Company entered into an Agreement and Plan of Merger (Agreement) with Notes Live, Inc. The Company will need to seek additional debt or equity financing to sustain existing operations. If adequate financing is not available, the Company will be forced to take measures to severely reduce our expenses and business operations or discontinue them completely. Such financing, if available, may be dilutive. At the current reduced pace of incurring expenses and with receipt of additional financing and the receipt of proceeds from the expected sales of inventory, the Company projects that the existing cash balance will be sufficient to fund current operations into the second quarter of 2024, after which additional financing or capital will be needed to satisfy obligations. Additional financing may not be available on favorable terms or at all. If additional financing is available, it may be highly dilutive to existing shareholders and may otherwise include burdensome or onerous terms. The Company’s inability to raise additional working capital in a timely manner would negatively impact the ability to fund operations, generate revenues, maintain or grow the business and otherwise execute the Company’s business plan, leading to the reduction or suspension of operations and ultimately potentially ceasing operations altogether and initiating bankruptcy proceedings. Should this occur, the value of any investment in the Company’s securities would be adversely affected.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Liquidity, Going Concern, and Management Plan

Historically, the Company has incurred losses, which has resulted in an accumulated deficit of approximately $26.5 million as of December 31, 2023. Cash flows used in operating activities were $4.8 million and $13.5 million for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company had approximately a $1.3 million deficiency in working capital, inclusive of $236,000 in cash and cash equivalents and $100,000 in restricted cash. The Company has increased its liquidity by selling inventory at prices below cost, by significantly reducing staffing levels and by the termination of celebrity endorsement contracts.

The Company’s ability to continue as a going concern is dependent on its ability to meet its liquidity needs through a combination of factors including but not limited to, cash and cash equivalents, working capital and strategic capital raises. The ultimate success of these plans is not guaranteed.

In considering our forecast for the next twelve months and the current cash and working capital as of the filing of this Form 10-K, such matters create a substantial doubt regarding the Company’s ability to meet their financial needs and continue as a going concern.

The Company received gross proceeds of $1 million from a preferred stock offering during the year ended December 31, 2023. Subsequent to year end, the Company entered into an Agreement and Plan of Merger (Agreement) with Notes Live, Inc. See Note 15 for further details on the Agreement. The Company will need to seek additional debt or equity financing to sustain existing operations. If adequate financing is not available, the Company will be forced to take measures to severely reduce our expenses and business operations or discontinue them completely. Such financing, if available, may be dilutive. At the current reduced pace of incurring expenses and without receipt of additional financing and the receipt of proceeds from the expected sales of inventory under purchase orders from a discount retailer entered into in the third quarter of 2023, the Company projects that the existing cash balance will be sufficient to fund current operations into the first quarter of 2024, after which additional financing or capital will be needed to satisfy obligations. Additional financing may not be available on favorable terms or at all. If additional financing is available, it may be highly dilutive to existing shareholders and may otherwise include burdensome or onerous terms. The Company’s inability to raise additional working capital in a timely manner would negatively impact the ability to fund operations, generate revenues, maintain or grow the business and otherwise execute the Company’s business plan, leading to the reduction or suspension of operations and ultimately potentially ceasing operations altogether and initiating bankruptcy proceedings. Should this occur, the value of any investment in the Company’s securities would be adversely affected.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Accounting Estimates

Accounting Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with U.S. GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include allowance for doubtful accounts, allowance for inventory obsolescence, equity-based compensation for employees and non-employees, and the valuation of deferred tax assets.

Accounting Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with U.S. GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include allowance for doubtful accounts, allowance for inventory obsolescence, equity-based compensation for employees and non-employees, and the valuation of deferred tax assets.

Cash

Cash

The Company maintains its accounts at two financial institutions. At times throughout the year, the Company’s cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk.

Cash

The Company maintains its accounts at two financial institutions. At times throughout the year, the Company’s cash balances may exceed amounts insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk.

Restricted Cash

Restricted Cash

Included in the cash balance is a balance of $50,000 and $100,000 as of March 31, 2024 and December 31, 2023, respectively, that the Company’s operating bank has required us to maintain as a security for collectability of automated clearing house transactions. These funds are held in a separate account and are not available for disbursements.

Restricted Cash

Included in the cash balance is a deposit of $100,000 that the Company operating bank has required us to maintain as a security for collectability of automated clearing house transactions. These funds are held in a separate account and are not available for disbursements.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts owed to the Company for sales of the Company’s products on credit and are reported at net realizable value. Credit terms are extended to customers in the normal course of business. The Company performs ongoing credit evaluations of its customers’ financial conditions. The Company estimates allowances for future returns and doubtful accounts based upon historical experience and its evaluation of the current status of receivables. Accounts considered uncollectible are written off against the allowance. As of March 31, 2024 and December 31, 2023 there was no allowance for doubtful accounts.

Accounts Receivable

Accounts receivable consists of amounts owed to the Company for sales of the Company’s products on credit and are reported at net realizable value. Credit terms are extended to customers in the normal course of business. The Company performs ongoing credit evaluations of its customers’ financial conditions. The Company estimates allowances for future returns and doubtful accounts based upon historical experience and its evaluation of the current status of receivables. Accounts considered uncollectible are written off against the allowance. As of December 31, 2023 and 2022 there was no allowance for doubtful accounts.

Inventories

Inventories

Inventories primarily include bottled wine which is carried at the lower of cost (calculated using the average cost method) or net realizable value.

The Company reduces the carrying value of inventories that are obsolete or for which market conditions indicate cost will not be recovered to estimated net realizable value. The Company’s estimate of net realizable value is based on analysis and assumptions including, but not limited to, historical experience, future demand, and market requirements. Reductions to the carrying value of inventories are recorded in cost of revenues. As of March 31, 2024 and December 31, 2023, the Company had recorded an inventory allowance of approximately $110,000 and $112,000, respectively.

Inventories

Inventories primarily include bottled wine which is carried at the lower of cost (calculated using the average cost method) or net realizable value.

The Company reduces the carrying value of inventories that are obsolete or for which market conditions indicate cost will not be recovered to estimated net realizable value. The Company’s estimate of net realizable value is based on analysis and assumptions including, but not limited to, historical experience, future demand, and market requirements. Reductions to the carrying value of inventories are recorded in cost of revenues. As of December 31, 2023 and 2022, the Company had recorded an inventory allowance of approximately $112,000 and $0, respectively.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs primarily consists of legal fees and any other fees relating to the Company’s Series B preferred stock offering. The deferred offering costs were capitalized as incurred and were offset against proceeds from the sale of Series B preferred stock at the closing of the Company’s offering.

Deferred Offering Costs

Deferred offering costs primarily consist of legal, accounting, SEC filing fees, and any other fees relating to the Company’s subscription rights offering and preferred equity offering. The deferred offering costs as of December 31, 2022 were capitalized as incurred and were offset against proceeds from the sale of rights at the closing of the Company’s capital raise completed on March 14, 2023.

Investment in Equity Securities

Investment in Equity Securities

The Company has elected the measurement alternative for non-marketable equity securities under ASC 321 Investments — Equity Securities. In accordance with ASC 321, the non-marketable equity securities are initially measured at cost and reviewed at year end for impairment and fair value changes. As of March 31, 2024, there were no changes recorded for the value of the investment since the initial measurement.

Investment in Equity Securities

The Company has elected the measurement alternative for non-marketable equity securities under ASC 321 Investments — Equity Securities. In accordance with ASC 321, the non-marketable equity securities are initially measured at cost and reviewed at year end for impairment and fair value changes. As of December 31, 2023, there were no changes recorded for the value of the investment since the initial measurement.

Revenue recognition

Revenue recognition

The Company’s total revenue reflects the sale of wine domestically in the U.S. to wholesale distributors or DTC customers. Under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company recognizes revenue when control of the promised good is transferred to the customer in an amount that reflects the consideration for which the Company is expected to be entitled to receive in exchange for those products. Each contract includes a single performance obligation to transfer control of the product to the customer. Control is transferred when the product is either shipped or delivered, depending on the shipping terms, at which point the Company recognizes the transaction price for the product as revenue. The Company has elected to account for shipping and handling as a fulfillment activity, with amounts billed to customers for shipping and handling included in total revenue.

The Company also generates revenue through membership in its wine club. Wine club members pay a monthly fee, which varies depending on level of membership, and are entitled to receive quarterly shipments of wine, free shipping, and discounts on other wine and merchandise purchased. The Company recognizes revenue for the monthly membership dues when the product is delivered. Any membership dues received before the product is delivered is recorded as deferred revenue on the Company’s balance sheet.

ASC 606 notes that when another party is involved in providing goods or services to a customer, the entity should determine whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for those goods or services to be provided by the other party (that is, the entity is an agent). The Company does not bear responsibility for inventory losses and does not have pricing determination; therefore, the Company would be considered the agent and revenue should be recognized as net sales.

Products are sold for cash or on credit terms. Credit terms are established in accordance with local and industry practices, and typically require payment within 30-60 days of delivery or shipment, as dictated by the terms of each agreement. The Company has elected the practical expedient to not account for significant financing components as its payment terms are less than one year, and the Company determines the terms at contract inception. The Company’s sales terms do not allow for the right of return.

The following table presents the percentages of total revenue disaggregated by sales channels for the three months ended March 31, 2024 and 2023:

	Three months ended March 31,
	2024	2023
Wholesale	27.2%	70.6%
Direct to consumer	72.8%	29.4%
Total revenue	100.0%	100.0%

Revenue recognition

The Company’s total revenue reflects the sale of wine domestically in the U.S. to wholesale distributors or DTC and related party service revenues. Under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Company recognizes revenue when control of the promised good is transferred to the customer in an amount that reflects the consideration for which the Company is expected to be entitled to receive in exchange for those products. Each contract includes a single performance obligation to transfer control of the product to the customer. Control is transferred when the product is either shipped or delivered, depending on the shipping terms, at which point the Company recognizes the transaction price for the product as revenue. The Company has elected to account for shipping and handling as a fulfillment activity, with amounts billed to customers for shipping and handling included in total revenue.

The Company also generates revenue through membership in its wine club. Wine club members pay a monthly fee, which varies depending on level of membership, and are entitled to receive quarterly shipments of wine, free shipping, and discounts on other wine and merchandise purchased. The Company recognizes revenue for the monthly membership dues when the product is delivered. Any membership dues received before the product is delivered is recorded as deferred revenue on the Company’s balance sheet.

The Company has determined that related party service revenue should be recognized over the period of time it provides such services. ASC 606 also notes that when another party is involved in providing goods or services to a customer, the entity should determine whether the nature of its promise is a performance obligation to provide the specified goods or services itself (that is, the entity is a principal) or to arrange for those goods or services to be provided by the other party (that is, the entity is an agent). The Company does not bear responsibility for inventory losses and does not have pricing determination; therefore, the Company would be considered the agent and revenue should be recognized as net sales.

Products are sold for cash or on credit terms. Credit terms are established in accordance with local and industry practices, and typically require payment within 30-60 days of delivery or shipment, as dictated by the terms of each agreement. The Company has elected the practical expedient to not account for significant financing components as its payment terms are less than one year, and the Company determines the terms at contract inception. The Company’s sales terms do not allow for the right of return.

The following table presents the percentages of total revenue disaggregated by sales channels for the years ended December 31, 2023 and 2022:

	Year ended December 31,
	2023	2022
Wholesale	72.7%	57.7%
Direct to consumer	27.3%	31.9%
Related party service	—%	10.4%
Total revenue	100.0%	100.0%

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis adheres to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the Company at the measurement date.

•        Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•        Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The carrying values of cash, accounts receivable, accounts payable, deferred revenue and other financial working capital items approximate fair value at March 31, 2024 and December 31, 2023, due to the short maturity nature of these items.

Income Taxes

Income Taxes

The Company recognizes uncertain tax positions in accordance with ASC 740 on the basis of evaluating whether it is more likely than not that the tax positions will be sustained upon examination by tax authorities. For those tax positions that meet the more-likely-than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement. The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expense. There were no uncertain tax positions as of March 31, 2024 or December 31, 2023, and as such, no interest or penalties were recorded to income tax expense. As of March 31, 2024 and December 31, 2023, the Company has no unrecognized tax benefits. There are no unrecognized tax benefits included on the balance sheet that would, if recognized, impact the effective tax rate. The Company does not anticipate there will be a significant change in unrecognized tax benefits within the next 12 months.

Income Taxes

The Company recognizes uncertain tax positions in accordance with ASC 740 on the basis of evaluating whether it is more likely than not that the tax positions will be sustained upon examination by tax authorities. For those tax positions that meet the more-likely-than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement. The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expense. There were no uncertain tax positions as of December 31, 2023 or 2022, and as such, no interest or penalties were recorded to income tax expense. As of December 31, 2023 and 2022, the Company has no unrecognized tax benefits. There are no unrecognized tax benefits included on the balance sheet that would, if recognized, impact the effective tax rate. The Company does not anticipate there will be a significant change in unrecognized tax benefits within the next 12 months.

Equity-Based Compensation

Equity-Based Compensation

The Company measures equity-based compensation cost at the grant date based on the fair value of the award and recognizes the compensation expense over the requisite service period, which is generally the vesting period. The Company recognizes any forfeitures as they occur.

The Company measures equity-based compensation when the service inception date precedes the grant date based on the fair value of the award as an accrual of equity-based compensation and adjusts the cost to fair value at each reporting date prior to the grant date. In the period in which the grant occurs, the cumulative compensation cost is adjusted to the fair value at the date of the grant.

See Note 8 for further discussion of equity-based compensation incurred in 2024 and 2023.

Equity-Based Compensation

The Company measures equity-based compensation cost at the grant date based on the fair value of the award and recognizes the compensation expense over the requisite service period, which is generally the vesting period. The Company recognizes any forfeitures as they occur. As of December 31, 2023 and 2022, there was $0 and $991,167 of unrecognized equity-based compensation expense recorded in prepaid expenses and other assets. The license agreements were terminated during the third quarter of 2023 and the remaining balance was recognized as expense during this period.

The Company measures equity-based compensation when the service inception date precedes the grant date based on the fair value of the award as an accrual of equity-based compensation and adjusts the cost to fair value at each reporting date prior to the grant date. In the period in which the grant occurs, the cumulative compensation cost is adjusted to the fair value at the date of the grant.

See Note 9 for further discussion of equity-based compensation incurred in 2023 and 2022.

Advertising	Advertising The Company expenses the costs of advertising as incurred. Advertising expenses were approximately $145,000 and $490,000 for the three months ended March 31, 2024 and 2023, respectively.	Advertising The Company expenses the costs of advertising as incurred. Advertising expense for the years ended December 31, 2023 and 2022, was $1,576,325 and $3,059,429, respectively.
Application of New or Revised Accounting Standards

Application of New or Revised Accounting Standards

Pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), a company constituting an “emerging growth company” is, among other things, entitled to rely upon certain reduced reporting requirements and is eligible to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies.

The Company is an emerging growth company and has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocable opts out of the extended transition period provide in the JOBS Act.

NYSE Listing Requirements

NYSE Listing Requirements

On September 8, 2023, the Company received a written notice (the “Notice”) from NYSE American stating that it was not in compliance with Section 1003(a)(ii) of the NYSE American Company Guide (the “Company Guide”), which requires a listed company that has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years to maintain at least $4 million of stockholders’ equity. The Company reported stockholders’ deficit of approximately $2 million as of March 31, 2024 and have had losses from continuing operations and/or net losses in each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023. As required by the NYSE American, the Company submitted a plan to the NYSE American on October 9, 2023 addressing actions it has taken and how it intends to regain compliance with the continued listing standards within the required 18 month period ending March 8, 2025.

On November 21, 2023, the Company received notification (the “Acceptance Letter”) from NYSE American that the Company’s plan to regain compliance with NYSE American’s listing standards was accepted. The Acceptance Letter also stated that the Company is not in compliance with Section 1003(a)(i) of the Company Guide, which requires an issuer to have stockholders’ equity of $2.0 million or more if it has reported losses from continuing operations and/or net losses in two out of its three most recent fiscal years. NYSE American has granted the Company a plan period through March 8, 2025 to regain compliance with Sections 1003(a)(i) and (ii) of the Company Guide. If the Company is not in compliance with all continued listing standards by that date or if the Company does not make progress consistent with the plan during the plan period, the Company will be subject to delisting proceedings.

NYSE Listing Requirements

On September 8, 2023, the Company received a written notice (the “Notice”) from NYSE American stating that it was not in compliance with Section 1003(a)(ii) of the NYSE American Company Guide (the “Company Guide”), which requires a listed company that has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years to maintain at least $4 million of stockholders’ equity. The Company reported stockholders’ deficit of approximately $712,000 as of December 31, 2023 and have had losses from continuing operations and/or net losses in each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023. As required by the NYSE American, the Company submitted a plan to the NYSE American on October 9, 2023 addressing actions it has taken and how it intends to regain compliance with the continued listing standards within the required 18 month period ending March 8, 2025.

On November 21, 2023, the Company received notification (the “Acceptance Letter”) from NYSE American that the Company’s plan to regain compliance with NYSE American’s listing standards was accepted. The Acceptance Letter also stated that the Company is not in compliance with Section 1003(a)(i) of the Company Guide, which requires an issuer to have stockholders’ equity of $2.0 million or more if it has reported losses from continuing operations and/or net losses in two out of its three most recent fiscal years. NYSE American has granted the Company a plan period through March 8, 2025 to regain compliance with Sections 1003(a)(i) and (ii) of the Company Guide. If the Company is not in compliance with all continued listing standards by that date or if the Company does not make progress consistent with the plan during the plan period, the Company will be subject to delisting proceedings.

Contract Balances and Receivables

Contract Balances and Receivables

When the Company receives pre-orders or payment from a customer prior to transferring the product under the terms of a contract, the Company records deferred revenue, which represents a contract liability. The Company will record deferred revenue when cash is collected from customers prior to the wine shipment date. The Company does not recognize revenue until control of the wine is transferred and the performance obligation is met. When the Company does not receive payment from a customer prior to or at the transfer of the product under the terms of a contract, the Company records an accounts receivable.

Contract liabilities as of December 31, 2023 and 2022, and January 1, 2022 were $3,407, $10,000 and $13,750, respectively. Revenue recognized in 2023 and 2022 from contract liabilities as of December 31, 2022 and December 31, 2021 was $10,000 and $13,750, respectively.

Receivables with customers as of December 31, 2023 and 2022, and January 1, 2022, were $172,101, $259,317 and $208,160, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s accounting for fair value measurements of assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis adheres to the Financial Accounting Standards Board (FASB) fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the Company at the measurement date.

•        Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•        Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The carrying values of cash, accounts receivable, accounts payable, deferred revenue and other financial working capital items approximate fair value at December 31, 2023 and 2022, due to the short maturity nature of these items.

Application of New or Revised Accounting Standards

Application of New or Revised Accounting Standards

Pursuant to the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), a company constituting an “emerging growth company” is, among other things, entitled to rely upon certain reduced reporting requirements and is eligible to take advantage of an extended transition period to comply with new or revised accounting standards applicable to public companies.

The Company is an emerging growth company and has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that the Company (i) is no longer an emerging growth company or (ii) affirmatively and irrevocable opts out of the extended transition period provide in the JOBS Act.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and also issued subsequent amendments to the initial guidance, collectively, ASC 326, to replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that requires the reflection of expected credit losses and will also require consideration of a broader range of reasonable and supportable information to determine credit loss estimates. For many entities with financial instruments, the standard will require the use of a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses, which may result in the earlier recognition of credit losses on financial instruments. The Company adopted this guidance during the quarter ended March 31, 2023, which had no material impact on the financial statements.